Inventory - Summary of Inventory (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Classes of current inventories [abstract]
Raw materials	$ 539,271	$ 573,846	$ 872,485
Components and assemblies	2,470,762	1,267,041	1,214,841
Finished goods – at cost	155,899	31,277
Total Inventory	$ 3,165,932	$ 1,872,164	$ 2,087,326	$ 940,155